Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23(a)	$2,042	$2,166,807

Aerospace & Defense — 1.9%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,180	1,174,902
2.80%, 03/01/23 (Call 02/01/23)	1,045	1,062,441
4.51%, 05/01/23 (Call 04/01/23)	7,115	7,442,859
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	1,667	1,737,047
3.38%, 05/15/23 (Call 04/15/23)(a)	2,264	2,444,780
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	2,170	2,361,611
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	1,844	1,961,832
Northrop Grumman Corp., 3.25%, 08/01/23(a)	2,934	3,173,121
Raytheon Technologies Corp., 3.70%, 12/15/23 (Call 09/15/23)(a)(b)	1,193	1,306,586

		22,665,179

Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23(a)	1,141	1,209,198
Philip Morris International Inc.
1.13%, 05/01/23	545	554,657
2.13%, 05/10/23 (Call 03/10/23)	1,521	1,586,129
2.63%, 03/06/23	1,610	1,702,752
3.60%, 11/15/23	1,294	1,420,993
Reynolds American Inc., 4.85%, 09/15/23	1,580	1,770,122

		8,243,851

Airlines — 0.2%
Southwest Airlines Co., 4.75%, 05/04/23	2,229	2,328,057

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	2,015	2,107,428

Auto Manufacturers — 3.9%
American Honda Finance Corp.
0.88%, 07/07/23	1,075	1,084,621
1.95%, 05/10/23	445	461,389
2.05%, 01/10/23	2,052	2,124,230
3.45%, 07/14/23	1,690	1,827,904
3.63%, 10/10/23	2,991	3,274,457
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	706	778,485
General Motors Co.
4.88%, 10/02/23	2,992	3,247,996
5.40%, 10/02/23	3,195	3,526,992
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	1,435	1,484,938
3.70%, 05/09/23 (Call 03/09/23)	3,619	3,794,522
4.15%, 06/19/23 (Call 05/19/23)	3,110	3,303,846
4.25%, 05/15/23	2,024	2,157,847
5.20%, 03/20/23	2,115	2,300,253
PACCAR Financial Corp.
1.90%, 02/07/23	868	897,824
2.65%, 04/06/23	76	80,356
3.40%, 08/09/23	433	469,827
Toyota Motor Corp., 3.42%, 07/20/23(a)	1,441	1,561,684
Toyota Motor Credit Corp.
1.35%, 08/25/23	215	220,599
2.25%, 10/18/23	2,527	2,661,689
2.63%, 01/10/23	2,957	3,112,154

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 01/11/23	$1,028	$1,084,242
2.90%, 03/30/23	3,511	3,727,734
3.45%, 09/20/23	2,138	2,329,073

		45,512,662

Banks — 25.9%
Banco Santander SA
3.13%, 02/23/23	2,218	2,332,382
3.85%, 04/12/23	3,035	3,258,831
Bank of America Corp.
3.30%, 01/11/23	9,677	10,325,069
4.10%, 07/24/23	5,751	6,345,941
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	1,375	1,422,314
2.20%, 08/16/23 (Call 06/16/23)	3,782	3,970,381
2.95%, 01/29/23 (Call 12/29/22)(a)	2,767	2,935,261
3.45%, 08/11/23	1,181	1,287,148
3.50%, 04/28/23	2,096	2,269,088
Bank of Nova Scotia (The)
1.63%, 05/01/23	900	927,396
1.95%, 02/01/23	2,822	2,921,193
2.38%, 01/18/23	1,700	1,778,064
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)(a)	4,263	4,426,955
BNP Paribas SA, 3.25%, 03/03/23	2,963	3,184,988
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	2,176	2,197,651
3.50%, 09/13/23(a)	3,443	3,770,429
Citigroup Inc.
3.38%, 03/01/23(a)	1,018	1,083,091
3.50%, 05/15/23	3,136	3,367,876
3.88%, 10/25/23	3,023	3,332,918
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,335	1,437,395
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	2,426	2,622,700
Cooperatieve Rabobank UA, 4.63%, 12/01/23	4,128	4,577,869
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23(a)	2,879	3,040,051
Credit Suisse AG/New York NY, 1.00%, 05/05/23	4,715	4,766,299
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	5,343	5,762,853
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	2,515	2,644,397
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)(a)	2,256	2,395,849
4.20%, 08/08/23(a)	2,510	2,764,062
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	315	323,685
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)(a)	1,255	1,292,462
First Horizon National Corp., 3.55%, 05/26/23 (Call 04/26/23)	1,105	1,157,686
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	380	379,863
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	4,819	5,123,513
3.63%, 01/22/23	5,862	6,294,381
HSBC Holdings PLC, 3.60%, 05/25/23(a)	5,028	5,406,810
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	605	623,428
3.55%, 10/06/23 (Call 09/06/23)	2,676	2,922,861
ING Groep NV, 4.10%, 10/02/23	3,697	4,075,573
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)(a)	5,241	5,541,729
2.97%, 01/15/23 (Call 01/15/22)	4,137	4,288,166
3.20%, 01/25/23	4,880	5,206,618
3.38%, 05/01/23(a)	5,387	5,775,349

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH, 3.38%, 03/07/23	$1,360	$1,457,145
KeyBank NA/Cleveland OH, 1.25%, 03/10/23	1,726	1,759,881
Lloyds Banking Group PLC, 4.05%, 08/16/23	4,763	5,215,628
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,452	1,590,710
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23	424	446,858
3.46%, 03/02/23(a)	3,886	4,156,155
3.76%, 07/26/23(a)	6,033	6,564,688
Mizuho Financial Group Inc., 3.55%, 03/05/23(a)	2,584	2,765,836
Morgan Stanley
3.13%, 01/23/23	4,999	5,312,637
3.75%, 02/25/23	5,724	6,184,610
4.10%, 05/22/23	5,804	6,319,627
National Australia Bank Ltd./New York
2.88%, 04/12/23	1,231	1,308,885
3.00%, 01/20/23(a)	1,863	1,978,338
3.63%, 06/20/23	1,896	2,064,820
National Bank of Canada, 2.10%, 02/01/23	2,682	2,779,088
Natwest Group PLC
3.88%, 09/12/23	6,487	7,045,596
6.10%, 06/10/23	2,718	3,010,158
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	1,935	2,039,722
3.50%, 06/08/23 (Call 05/09/23)	1,422	1,541,107
3.80%, 07/25/23 (Call 06/25/23)(a)	1,997	2,177,689
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	2,939	3,209,035
Royal Bank of Canada
1.60%, 04/17/23	161	166,097
1.95%, 01/17/23	2,805	2,909,879
3.70%, 10/05/23	4,967	5,454,014
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	3,015	3,152,725
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	2,969	3,080,694
Santander UK PLC, 2.10%, 01/13/23(a)	3,295	3,414,543
State Street Corp.
3.10%, 05/15/23	2,875	3,086,370
3.70%, 11/20/23(a)	2,668	2,963,161
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,280	1,351,629
3.95%, 07/19/23	1,805	1,977,919
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	4,585	4,866,381
3.75%, 07/19/23	1,438	1,563,926
3.94%, 10/16/23	1,829	2,015,796
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	2,513	2,787,219
Toronto-Dominion Bank (The)
0.75%, 06/12/23	2,300	2,321,183
3.50%, 07/19/23(a)	4,550	4,965,961
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	2,605	2,654,756
2.75%, 05/01/23 (Call 04/01/23)	869	919,228
3.00%, 02/02/23 (Call 01/02/23)(a)	2,094	2,217,672
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	2,071	2,161,544
3.75%, 12/06/23 (Call 11/06/23)	3,440	3,790,054
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	955	991,195
2.85%, 01/23/23 (Call 12/23/22)(a)	2,135	2,262,609
3.40%, 07/24/23 (Call 06/23/23)	3,551	3,868,992

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	$7,366	$7,625,283
4.13%, 08/15/23	3,731	4,075,446
Series M, 3.45%, 02/13/23	5,964	6,336,929
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	6,002	6,522,073
Westpac Banking Corp.
2.00%, 01/13/23	1,347	1,396,583
2.75%, 01/11/23	3,490	3,682,194
3.65%, 05/15/23(a)	2,550	2,770,397

		305,841,240

Beverages — 2.3%
Coca-Cola Co. (The)
2.50%, 04/01/23	2,034	2,152,765
3.20%, 11/01/23	4,349	4,744,237
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	1,670	1,774,325
4.25%, 05/01/23	2,500	2,749,925
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	2,932	3,097,717
3.50%, 09/18/23 (Call 08/18/23)	835	907,695
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	674	702,786
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	2,256	2,435,961
4.06%, 05/25/23 (Call 04/25/23)	4,623	5,059,642
PepsiCo Inc.
0.75%, 05/01/23	814	824,387
2.75%, 03/01/23(a)	2,640	2,802,677

		27,252,117

Biotechnology — 0.5%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	2,547	2,675,343
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)(a)	2,559	2,712,156

		5,387,499

Building Materials — 0.2%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)(b)	1,110	1,141,924
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	1,565	1,723,440
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	102	107,540

		2,972,904

Chemicals — 1.8%
DuPont de Nemours Inc.
2.17%, 05/01/23	4,689	4,780,436
4.21%, 11/15/23 (Call 10/15/23)	6,679	7,366,803
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)(a)	1,462	1,553,711
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	565	588,979
LYB International Finance BV, 4.00%, 07/15/23	2,304	2,516,221
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	1,930	2,064,772
Nutrien Ltd.
1.90%, 05/13/23	590	610,231
3.50%, 06/01/23 (Call 03/01/23)	844	901,907
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	170	180,564
Praxair Inc., 2.70%, 02/21/23 (Call 11/21/22)(a)	1,132	1,188,453

		21,752,077

Commercial Services — 0.8%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	445	482,162
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	2,153	2,316,865
4.00%, 06/01/23 (Call 05/01/23)	1,187	1,291,931

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	$853	$934,240
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	1,544	1,620,304
PayPal Holdings Inc., 1.35%, 06/01/23	911	933,903
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,703	1,823,078

		9,402,483

Computers — 4.0%
Apple Inc.
0.75%, 05/11/23	775	783,742
2.40%, 01/13/23 (Call 12/13/22)	1,505	1,578,384
2.40%, 05/03/23(a)	12,467	13,173,006
2.85%, 02/23/23 (Call 12/23/22)(a)	4,952	5,250,407
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	9,273	10,209,480
DXC Technology Co., 4.00%, 04/15/23	1,161	1,228,199
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	3,168	3,276,282
4.45%, 10/02/23 (Call 09/02/23)	2,926	3,209,705
IBM Credit LLC, 3.00%, 02/06/23	3,015	3,209,890
International Business Machines Corp., 3.38%, 08/01/23	3,125	3,394,719
Seagate HDD Cayman, 4.75%, 06/01/23(a)	1,777	1,893,376

		47,207,190

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,392	1,450,965
2.10%, 05/01/23	510	534,827
Procter & Gamble Co. (The), 3.10%, 08/15/23	2,305	2,502,561
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	1,345	1,439,621

		5,927,974

Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,790	1,770,811
4.13%, 07/03/23 (Call 06/03/23)	1,715	1,717,984
4.50%, 09/15/23 (Call 08/15/23)	2,580	2,620,403
Air Lease Corp.
2.25%, 01/15/23	1,709	1,689,107
2.75%, 01/15/23 (Call 12/15/22)(a)	1,040	1,041,300
3.00%, 09/15/23 (Call 07/15/23)(a)	2,399	2,384,462
3.88%, 07/03/23 (Call 06/03/23)	891	910,878
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	1,598	1,575,708
5.00%, 04/01/23	1,254	1,256,872
Ally Financial Inc., 3.05%, 06/05/23 (Call 05/05/23)	1,655	1,712,495
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	4,453	4,768,851
3.70%, 08/03/23 (Call 07/03/23)	5,105	5,565,828
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	1,811	2,010,047
BGC Partners Inc., 5.38%, 07/24/23	1,286	1,335,717
Capital One Bank USA N.A., 3.38%, 02/15/23	3,256	3,443,285
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	312	327,248
3.20%, 01/30/23 (Call 12/30/22)	3,832	4,054,524
3.50%, 06/15/23	2,398	2,581,471
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	2,832	2,981,643
Eaton Vance Corp., 3.63%, 06/15/23	170	181,472
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)	848	922,014
4.00%, 10/15/23	2,382	2,645,759

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	$1,698	$1,883,693
Jefferies Group LLC, 5.13%, 01/20/23(a)	1,807	1,977,689
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	438	473,596

		51,832,857

Electric — 4.4%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	870	953,450
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	1,184	1,270,231
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	1,029	1,088,435
3.75%, 11/15/23 (Call 08/15/23)	1,492	1,634,963
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	759	830,293
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	1,166	1,219,601
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)(a)	456	493,474
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	1,517	1,654,516
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)	1,663	1,800,314
Series F, 3.85%, 12/01/23 (Call 09/01/23)	1,179	1,285,735
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,055	1,107,328
3.05%, 03/15/23 (Call 02/15/23)	1,145	1,220,696
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	1,931	2,115,719
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,010	1,102,102
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)	370	401,284
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,654	1,700,957
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	985	1,080,407
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	424	449,809
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,603	1,685,378
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,080	1,187,222
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	2,522	2,674,329
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	1,177	1,244,195
Georgia Power Co., Series A, 2.10%, 07/30/23	1,035	1,081,503
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)(a)	1,241	1,307,257
3.40%, 11/15/23 (Call 08/15/23)(a)	471	511,497
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	995	1,047,586
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)(a)	839	881,906
Pacific Gas and Electric Co.
3.85%, 11/15/23 (Call 08/15/23)	800	848,352
4.25%, 08/01/23 (Call 07/01/23)	100	107,159
PacifiCorp, 2.95%, 06/01/23 (Call 03/01/23)	290	308,882
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	1,193	1,272,012
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	2,015	2,183,837
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	416	452,400
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	907	950,763
3.25%, 09/01/23 (Call 08/01/23)(a)	375	405,394
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	565	612,132

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	$1,524	$1,609,893
4.05%, 12/01/23 (Call 09/01/23)	1,065	1,171,287
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	1,105	1,189,002
Series D, 3.40%, 06/01/23 (Call 05/01/23)	855	913,037
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	4,681	4,977,354
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,693	1,779,631

		51,811,322

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	793	832,618

Electronics — 0.7%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	1,647	1,788,379
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	675	720,731
Flex Ltd., 5.00%, 02/15/23	1,415	1,548,053
Honeywell International Inc., 3.35%, 12/01/23	115	125,770
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a).	2,616	2,859,497
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	1,126	1,210,900

		8,253,330

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)(a)	1,727	1,915,243
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	1,982	2,067,821

		3,983,064

Food — 1.4%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)(a)	2,022	2,164,369
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	2,422	2,569,718
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	2,148	2,356,420
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	1,678	1,812,559
Kellogg Co., 2.65%, 12/01/23	1,727	1,834,091
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,849	2,013,598
Mondelez International Inc.
2.13%, 04/13/23 (Call 03/13/23)	500	520,905
3.63%, 05/07/23 (Call 04/07/23)	1,956	2,117,096
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	1,339	1,468,763

		16,857,519

Gas — 0.4%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)(a)	815	873,696
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	670	727,017
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	990	1,018,789
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	884	954,207

Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	808	849,855

		4,423,564

Health Care – Products — 0.8%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	2,953	3,226,507
Covidien International Finance SA, 2.95%, 06/15/23 (Call 03/15/23)(a)	506	538,667
Medtronic Inc., 2.75%, 04/01/23 (Call 01/01/23)	970	1,025,436
Thermo Fisher Scientific Inc., 3.00%, 04/15/23 (Call 02/15/23)	3,351	3,560,538
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	754	809,562

		9,160,710

Health Care – Services — 1.5%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)(a)	3,756	3,974,637

Security	Par (000)	Value

Health Care – Services (continued)
Anthem Inc., 3.30%, 01/15/23	$2,739	$2,920,733
HCA Inc., 4.75%, 05/01/23	3,109	3,401,588
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	412	451,704
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	846	914,145
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	1,030	1,085,785
2.88%, 03/15/23	2,480	2,635,223
3.50%, 06/15/23	1,762	1,912,034

		17,295,849

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	2,176	2,206,573
Prospect Capital Corp., 5.88%, 03/15/23	310	321,578

		2,528,151

Home Builders — 0.1%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(a)	866	938,320
5.75%, 08/15/23 (Call 05/15/23)	713	805,041

		1,743,361

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	490	515,867

Insurance — 2.1%
Aflac Inc., 3.63%, 06/15/23	1,712	1,871,610
Allstate Corp. (The), 3.15%, 06/15/23(a)	1,527	1,642,762
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,188	1,304,614
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	936	1,002,316
Assurant Inc.
4.00%, 03/15/23	946	1,006,799
4.20%, 09/27/23 (Call 08/27/23)	418	447,298
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	5,096	5,399,161
3.00%, 02/11/23	1,534	1,639,202
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	227,279
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(a)	1,986	2,138,306
Lincoln National Corp., 4.00%, 09/01/23	1,130	1,237,248
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	1,821	1,923,340
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,185	1,260,449
MetLife Inc., Series D, 4.37%, 09/15/23(a)	2,611	2,924,163
Principal Financial Group Inc., 3.13%, 05/15/23(a)	230	244,860
Reinsurance Group of America Inc., 4.70%, 09/15/23(a)	110	122,008

		24,391,415

Internet — 1.2%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	1,889	1,990,911
Amazon.com Inc.
0.40%, 06/03/23	95	95,356
2.40%, 02/22/23 (Call 01/22/23)	3,690	3,882,397
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)(a)	2,326	2,502,915
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	1,426	1,504,302
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	2,547	2,681,711
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)(b)	1,000	1,011,250

		13,668,842

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	1,603	1,746,564

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	$1,279	$1,378,161

		3,124,725

Lodging — 0.5%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	1,088	1,095,159
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	905	945,227
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)(a)	3,920	4,138,932

		6,179,318

Machinery — 1.6%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)	951	1,019,158
Caterpillar Financial Services Corp.
2.63%, 03/01/23	1,015	1,074,083
3.45%, 05/15/23(a)	1,750	1,897,893
3.65%, 12/07/23	1,495	1,649,194
3.75%, 11/24/23	957	1,058,978
CNH Industrial Capital LLC, 1.95%, 07/02/23	332	334,889
CNH Industrial NV, 4.50%, 08/15/23	1,684	1,822,829
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	321,219
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	345	359,773
John Deere Capital Corp.
1.20%, 04/06/23	232	237,424
2.70%, 01/06/23(a)	556	587,019
2.80%, 01/27/23(a)	1,555	1,647,149
2.80%, 03/06/23	3,361	3,570,928
3.45%, 06/07/23(a)	918	995,232
3.65%, 10/12/23	2,370	2,609,109
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	158	163,083

		19,347,960

Manufacturing — 0.8%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,592	1,648,612
2.25%, 03/15/23 (Call 02/15/23)(a)	1,933	2,027,369
General Electric Co., 3.10%, 01/09/23	3,894	4,104,003
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	1,973	2,177,541

		9,957,525

Media — 1.3%
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	2,973	3,150,458
2.85%, 01/15/23	2,249	2,386,391
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	1,495	1,574,967
NBCUniversal Media LLC, 2.88%, 01/15/23	2,810	2,982,984
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,819	1,998,281
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,496	2,960,930

		15,054,011

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	2,942	3,078,921

Mining — 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,230	1,357,256
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	544	576,602

		1,933,858

Oil & Gas — 4.7%
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	3,686	3,909,925
2.94%, 04/06/23	405	429,818
3.22%, 11/28/23 (Call 09/28/23)	2,494	2,690,477

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.75%, 05/10/23	$458	$485,004
3.99%, 09/26/23	2,364	2,607,114
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	3,049	3,170,289
Chevron Corp.
1.14%, 05/11/23	190	194,121
2.57%, 05/16/23 (Call 03/16/23)	3,742	3,957,165
3.19%, 06/24/23 (Call 03/24/23)	4,217	4,531,841
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	3,662	3,849,751
Exxon Mobil Corp.
1.57%, 04/15/23	3,411	3,516,127
2.73%, 03/01/23 (Call 01/01/23)	3,391	3,584,965
Marathon Petroleum Corp.
4.50%, 05/01/23 (Call 04/01/23)	2,770	3,002,929
4.75%, 12/15/23 (Call 10/15/23)	1,890	2,086,277
Phillips 66, 3.70%, 04/06/23	1,241	1,332,747
Shell International Finance BV
2.25%, 01/06/23	2,668	2,783,098
3.40%, 08/12/23	3,463	3,762,619
3.50%, 11/13/23 (Call 10/13/23)	1,962	2,146,389
Suncor Energy Inc., 2.80%, 05/15/23	85	89,452
Total Capital Canada Ltd., 2.75%, 07/15/23	3,072	3,279,882
Total Capital International SA, 2.70%, 01/25/23	2,696	2,844,010
Valero Energy Corp., 2.70%, 04/15/23	1,531	1,596,022

		55,850,022

Oil & Gas Services — 0.5%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	1,855	1,973,553
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	3,795	4,114,805

		6,088,358

Packaging & Containers — 0.2%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	1,642	1,819,385
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	1,050	1,122,125

		2,941,510

Pharmaceuticals — 7.7%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	2,876	3,040,565
3.75%, 11/14/23 (Call 10/14/23)(a)	3,570	3,917,290
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)(a)	2,697	2,933,797
Bristol-Myers Squibb Co.
2.75%, 02/15/23 (Call 01/15/23)	2,497	2,640,153
3.25%, 02/20/23 (Call 01/20/23)	2,457	2,628,548
3.25%, 11/01/23(a)	1,255	1,369,920
4.00%, 08/15/23(a)	2,097	2,319,974
Cardinal Health Inc., 3.20%, 03/15/23	1,541	1,638,083
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	3,099	3,309,174
3.75%, 07/15/23 (Call 06/15/23)	4,110	4,475,790
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	13,117	14,112,974
4.00%, 12/05/23 (Call 09/05/23)	4,412	4,862,024
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	3,462	3,681,906
3.38%, 05/15/23(a)	3,445	3,727,628
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	2,117	2,209,746
3.38%, 12/05/23	1,537	1,692,806

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)(a)	$1,168	$1,225,314
Merck & Co. Inc., 2.80%, 05/18/23(a)	5,011	5,349,242
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	1,066	1,171,832
Pfizer Inc.
3.00%, 06/15/23	3,066	3,291,688
3.20%, 09/15/23 (Call 08/15/23)	3,085	3,346,824
5.80%, 08/12/23	531	614,298
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	2,802	3,040,870
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	6,526	6,949,211
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	3,074	3,437,593
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	3,768	3,993,025

		90,980,275

Pipelines — 3.4%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	463	470,681
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	2,330	2,538,885
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	2,137	2,199,806
4.25%, 03/15/23 (Call 12/15/22)(a)	1,697	1,773,653
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,581	1,668,540
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	1,989	2,115,978
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	3,811	4,052,084
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,537	1,620,951
3.50%, 09/01/23 (Call 06/01/23)	2,277	2,430,515
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	2,594	2,727,850
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	960	1,007,914
4.50%, 07/15/23 (Call 04/15/23)	3,027	3,270,704
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	905	1,036,198
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	950	1,025,601
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,086	1,103,441
3.85%, 10/15/23 (Call 07/15/23)	1,884	1,981,271
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	2,892	3,188,430
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	834	857,627
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	1,231	1,342,479
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	1,410	1,490,173
4.50%, 11/15/23 (Call 08/15/23)	1,603	1,756,183

		39,658,964

Real Estate Investment Trusts — 4.5%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)	1,548	1,689,425
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	1,079	1,135,777
American Tower Corp.
3.00%, 06/15/23	1,753	1,871,065
3.50%, 01/31/23(a)	3,073	3,295,915
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	656	727,629

Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,432	1,523,448

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 02/01/23 (Call 11/01/22)(a)	$2,725	$2,919,837
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	730	754,857
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)(a)	955	984,271
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23(a)	2,535	2,740,234
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)(a)	1,101	1,132,136
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	2,093	2,239,970
5.25%, 01/15/23	4,673	5,194,881
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	735	804,230
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)(a)	1,332	1,396,935
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	1,666	1,759,579
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	770	812,358
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)(a)	965	1,024,579
Healthpeak Properties Inc., 4.25%, 11/15/23 (Call 08/15/23)(a)	390	428,415
Host Hotels & Resorts LP
Series C, 4.75%, 03/01/23 (Call 12/01/22)	850	882,818
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,330	1,378,691
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	435	452,230
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	708	736,986
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	190	207,471
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)(a)	1,125	1,174,016
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,902	2,032,762
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	455	455,473
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	2,830	3,134,848
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	1,468	1,628,496
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	1,397	1,454,598
2.75%, 06/01/23 (Call 03/01/23)(a)	1,753	1,833,603
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	620	638,575
3.13%, 06/15/23 (Call 03/15/23)	1,040	1,076,421
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	1,742	1,842,148
3.95%, 09/01/23 (Call 08/01/23)	15	16,165
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)(a)	307	322,500
4.63%, 09/15/23(a)	775	862,676

		52,566,018

Retail — 3.2%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	1,010	1,110,788
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)(a)	240	251,851
3.13%, 07/15/23 (Call 04/15/23)	1,543	1,648,078
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	3,191	3,399,692
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	2,687	2,891,427
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	2,716	2,873,419
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	895	888,762
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	1,208	1,324,548
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	3,248	3,484,844
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	804	868,079

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	$3,609	$3,839,182
3.85%, 10/01/23 (Call 07/01/23)	1,442	1,582,768
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)(a)	940	986,511
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	6,263	6,598,321
3.40%, 06/26/23 (Call 05/26/23)	5,539	6,015,686

		37,763,956

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	1,087	1,212,896
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	985	1,041,007
3.13%, 12/05/23 (Call 10/05/23)(a)	1,926	2,084,105
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	2,730	2,846,544
Broadcom Inc., 2.25%, 11/15/23(b)	2,885	3,001,843
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	1,173	1,269,737
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	875	928,113
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	2,897	3,123,459
Micron Technology Inc., 2.50%, 04/24/23	1,974	2,060,323
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	4,322	4,549,726
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	752	789,028

		22,906,781

Software — 2.9%
Adobe Inc., 1.70%, 02/01/23	858	887,652
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	2,132	2,286,741
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	2,603	2,857,990
Intuit Inc., 0.65%, 07/15/23	635	639,312
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	3,007	3,152,238
2.38%, 05/01/23 (Call 02/01/23)(a)	2,993	3,154,802
3.63%, 12/15/23 (Call 09/15/23)	4,210	4,643,798
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	6,937	7,331,299
2.63%, 02/15/23 (Call 01/15/23)	2,225	2,345,461
3.63%, 07/15/23(a)	2,883	3,150,398
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	3,292	3,538,077

		33,987,768

Telecommunications — 2.6%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	5,070	5,445,535
4.05%, 12/15/23	1,559	1,738,581
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	1,779	1,986,058
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,455	2,592,603
2.60%, 02/28/23	1,117	1,181,819
Motorola Solutions Inc., 3.50%, 03/01/23	1,534	1,638,266
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	1,352	1,436,676
4.10%, 10/01/23 (Call 07/01/23)(a)	2,219	2,454,547

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA, 4.57%, 04/27/23	$1,707	$1,878,127
Verizon Communications Inc., 5.15%, 09/15/23	8,495	9,710,210
Vodafone Group PLC, 2.95%, 02/19/23	901	952,933

		31,015,355

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	710	743,008

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,321	2,461,305
3.85%, 09/01/23 (Call 06/01/23)	2,065	2,260,266
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	673	731,329
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	1,225	1,345,001
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	629	654,286
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	2,078	2,193,308
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	1,345	1,423,414
3.75%, 06/09/23 (Call 05/09/23)(a)	1,206	1,296,945
3.88%, 12/01/23 (Call 11/01/23)	938	1,019,071
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)(a)	1,279	1,348,283
2.95%, 01/15/23 (Call 10/15/22)(a)	1,163	1,224,127
3.50%, 06/08/23 (Call 05/08/23)(a)	1,184	1,284,332
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)(a)	3,195	3,365,581

		20,607,248

Total Corporate Bonds & Notes — 99.1% (Cost: $1,115,081,761)		1,169,851,518

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	32,296	32,331,244
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	3,475	3,475,000

		35,806,244

Total Short-Term Investments — 3.0% (Cost: $35,760,009)		35,806,244

Total Investments in Securities — 102.1% (Cost: $1,150,841,770)		1,205,657,762

Other Assets, Less Liabilities — (2.1)%		(24,898,028)

Net Assets — 100.0%		$1,180,759,734

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® Dec 2023 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,503,754	$—		$(1,202,930	)(a)	$(6,507)	$36,927	$32,331,244	32,296	$167,082	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846,000	629,000	(a)	—		—	—	3,475,000	3,475	23,430		—

						$(6,507)	$36,927	$35,806,244		$190,512		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,169,851,518	$—	$1,169,851,518
Money Market Funds	35,806,244	—	—	35,806,244

	$35,806,244	$1,169,851,518	$—	$1,205,657,762

8